Expense Example, No Redemption - Class ACIS - DWS ESG International Core Equity Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 698
3 Years	1,193
5 Years	1,714
10 Years	3,135
Class C
Expense Example, No Redemption:
1 Year	205
3 Years	874
5 Years	1,567
10 Years	3,414
INST Class
Expense Example, No Redemption:
1 Year	105
3 Years	567
5 Years	1,056
10 Years	2,404
Class S
Expense Example, No Redemption:
1 Year	110
3 Years	587
5 Years	1,090
10 Years	$ 2,475